FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL EXPENSES
Schedule of financial expenses

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))

Interest on long-term debt	$298.2	$287.8	$274.7
Amortization of financing fees and long-term debt discount	7.9	6.8	6.9
Interest on lease liabilities [1]	10.3	11.0	12.5
Interest on net defined benefit liability	6.8	6.2	5.8
(Gain) loss on foreign currency translation on short-term monetary items	(2.2)	2.3	(2.0)
Interest from the parent corporation	(35.8)	(14.8)	—
Other	(2.3)	(7.8)	(3.6)
	$282.9	$291.5	$294.3

[1]Includes interest on leases liabilities with the parent Corporation of an amount of $2.4 million in 2019 ($2.5 million in 2018 and $2.5 million in 2017).